Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (1,054,000)	$ 420,000	$ (566,000)	$ 16,009,000
Less net income from discontinued operations		171,000	171,000	4,264,000
Net income (loss) from continuing operations	(1,054,000)	249,000	(737,000)	11,745,000
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		4,000	4,000	59,000
Non-cash lease expense	20,000	20,000	27,000	23,000
Gain on the sale of fixed assets and investment property				(1,735,000)
Share-based compensation	91,000	82,000	122,000	23,000
Cancellation of common stock			(15,000)	(11,000)
Amortization of debt discount	261,000	376,000	453,000
Gain on debt extinguishment (PPP loan forgiveness)	(1,148,000)	(910,000)	(910,000)
Deferred income taxes	(158,000)	1,469,000	1,359,000	418,000
Changes in operating assets and liabilities:
Deferred course expenses	61,000	875,000	844,000	3,764,000
Prepaid expenses and other receivable	(56,000)	481,000	559,000	(446,000)
Inventory		9,000	9,000	34,000
Other assets	1,000			37,000
Accounts payable-trade	(363,000)	(412,000)	685,000	485,000
Royalties payable		(11,000)	(11,000)	(29,000)
Accrued course expenses	(85,000)	(10,000)	(25,000)	(191,000)
Accrued salaries, wages and benefits	(10,000)	8,000	129,000	(386,000)
Operating lease liability	(20,000)	(20,000)	(27,000)	(20,000)
Other accrued expenses	(146,000)	(449,000)	(1,503,000)	1,823,000
Deferred revenue	(604,000)	(5,990,000)	(5,782,000)	(22,460,000)
Net cash used in operating activities - continuing operations	(3,210,000)	(4,229,000)	(4,819,000)	(6,867,000)
Net cash (used in) provided by operating activities - discontinued operations		(41,000)	(13,000)	(98,000)
Net cash used in operating activities	(3,210,000)	(4,270,000)	(4,832,000)	(6,965,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from the sale of investment property				391,000
Proceeds from sale property and equipment				2,500,000
Net cash provided by investing activities - continuing operations				2,891,000
Net cash used in investing activities - discontinued operations
Net cash provided by investing activities				2,891,000
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from debt	1,063,000	(8,000)
Principal payments on debt			(11,000)	(1,500,000)
Proceeds from issuance of debt				2,900,000
Proceeds from borrowing Paycheck Protection Program loan		1,900,000	1,900,000
Proceeds from paycheck protection program
Proceeds from debentures including related parties		900,000	700,000
Proceeds from debentures			500,000
Issuance of common stock for stock option purchase			13,000
Net cash provided by financing activities - continuing operations	1,063,000	2,792,000	3,102,000	1,400,000
Net cash provided by financing activities - discontinued operations
Net cash provided by financing activities	1,063,000	2,792,000	3,102,000	1,400,000
Effect of exchange rate differences on cash	1,346,000	98,000		(860,000)
Net decrease in cash and cash equivalents and restricted cash	(801,000)	(1,380,000)	(1,730,000)	(3,534,000)
Supplemental disclosures:
Cash paid during the period for interest			3,000	214,000
Cash received during the period for income taxes, net of tax payments			(52,000)
Supplemental disclosure of non-cash activity:
Supplemental non-cash amounts of lease liabilities arising from obtaining right-of-use assets/(decrease) of lease liability due to cancellation of leases			(1,000)	13,000
Non-cash disposal of property				(363,000)
Common stock and warrants issued from conversion of senior convertible debenture - related party			355,000
Initial recognition of beneficial conversion feature for senior secured convertible debt - related party			896,000
Note payable issued for insurance policy financing			26,000
Cash and cash equivalents and restricted cash, beginning of period, including cash in discontinued operations	950,000	2,694,000	2,694,000
Cash and cash equivalents and restricted cash, end of period	$ 149,000	$ 1,314,000	$ 950,000	$ 2,694,000